Notes Payable - Schedule of Convertible Notes Outstanding (Details) (Parenthetical) - $ / shares	Sep. 30, 2018	Dec. 31, 2017
Convertible Notes Payable One [Member]
Conversion price per share	$ 0.03	$ 0.03
Convertible Notes Payable Two [Member]
Conversion price per share	0.03	0.03
Convertible Notes Payable Three [Member]
Conversion price per share	0.03	0.03
Convertible Notes Payable Four [Member]
Conversion price per share	0.03	0.03
Convertible Notes Payable Five [Member]
Conversion price per share	0.03	0.03
Convertible Notes Payable Six [Member]
Conversion price per share	0.10	0.10
Convertible Notes Payable Seven [Member]
Conversion price per share	$ 0.10	$ 0.10